Document and Entity Information	May 26, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001870600
Document Type	8-K
Document Period End Date	May 26, 2022
Entity Registrant Name	Solo Brands, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40979
Entity Tax Identification Number	87-1360865
Entity Address, Address Line One	1001 Mustang Dr.
Entity Address, City or Town	Grapevine
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76051
City Area Code	(817)
Local Phone Number	900-2664
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	DTC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false